Financial Instruments - Summary of Accounts Receivable From Enterprise Customers and Contract Assets (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Loss allowance	¥ 4,680
Enterprise customers and contract assets [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Gross carrying amount	6,280
Loss allowance	¥ 1,056
Enterprise customers and contract assets [member] | Later than one month and not later than six months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	2.00%
Gross carrying amount	¥ 4,478
Loss allowance	¥ 109
Enterprise customers and contract assets [member] | 7 to 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	20.00%
Gross carrying amount	¥ 800
Loss allowance	¥ 157
Enterprise customers and contract assets [member] | More than 1 year but less than 2 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	60.00%
Gross carrying amount	¥ 479
Loss allowance	¥ 290
Enterprise customers and contract assets [member] | More than 2 years but less than 3 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	90.00%
Gross carrying amount	¥ 225
Loss allowance	¥ 202
Enterprise customers and contract assets [member] | Later than three years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%
Gross carrying amount	¥ 298
Loss allowance	¥ 298